Consolidated portfolio of investments—July 31, 2026 (unaudited)
Consolidated portfolio of investments

	Shares	Value
Common stocks: 11.41%
Real estate: 11.41%
Health care REITs: 1.70%
Omega Healthcare Investors, Inc.	11,638	$589,232
Welltower, Inc.	12,311	2,886,191
		3,475,423
Industrial REITs: 2.13%
First Industrial Realty Trust, Inc.	11,687	769,472
Prologis, Inc.	16,543	2,392,283
Rexford Industrial Realty, Inc.	10,657	402,515
Terreno Realty Corp.	11,268	807,352
		4,371,622
Residential REITs: 2.14%
American Homes 4 Rent Class A	18,197	608,144
Camden Property Trust	5,752	637,379
Equity LifeStyle Properties, Inc.	11,024	717,332
Independence Realty Trust, Inc.	28,405	472,375
Invitation Homes, Inc.	20,049	595,856
Mid-America Apartment Communities, Inc.	5,438	719,665
Sun Communities, Inc.	5,030	621,104
		4,371,855
Retail REITs: 0.93%
Federal Realty Investment Trust	3,987	494,747
Simon Property Group, Inc.	6,165	1,414,066
		1,908,813
Specialized REITs: 4.51%
American Tower Corp.	9,808	1,700,315
Crown Castle, Inc.	3,899	297,494
CubeSmart	10,774	446,690
Equinix, Inc.	2,459	2,506,410
Extra Space Storage, Inc.	6,834	1,011,705
Four Corners Property Trust, Inc.	13,088	335,053
Gaming & Leisure Properties, Inc.	7,953	356,215
Iron Mountain, Inc.	8,970	1,097,210
SBA Communications Corp. Class A	4,335	784,548
VICI Properties, Inc. Class A	26,281	692,504
		9,228,144
Total common stocks (Cost $20,432,999)		23,355,857

	Interest rate	Maturity date	Principal
U.S. Treasury securities: 39.75%
TIPS	0.13%	4-15-2027	$130,547	127,661
TIPS	0.13	1-15-2030	1,934,064	1,806,137
TIPS	0.13	1-15-2031	4,839,947	4,436,659
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 1

Consolidated portfolio of investments—July 31, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
TIPS	0.13%	7-15-2031	$4,444,532	$4,045,246
TIPS	0.13	1-15-2032	7,887,485	7,073,552
TIPS	0.13	2-15-2052	5,705,633	2,762,732
TIPS	0.25	7-15-2029	2,462,762	2,338,125
TIPS	0.38	7-15-2027	1,232,847	1,209,135
TIPS	0.50	1-15-2028	7,281,346	7,077,280
TIPS	0.63	7-15-2032	126,862	116,320
TIPS	0.63	2-15-2043	4,073,601	2,844,283
TIPS	0.75	7-15-2028	120,142	117,054
TIPS	0.75	2-15-2045	149,413	101,256
TIPS	0.88	2-15-2047	222,101	148,429
TIPS	1.13	1-15-2033	1,760,484	1,646,149
TIPS	1.25	4-15-2028	111,714	109,508
TIPS	1.38	2-15-2044	6,024,256	4,709,129
TIPS	1.50	2-15-2053	1,724,723	1,237,070
TIPS	1.63	10-15-2027	124,429	123,339
TIPS	1.63	10-15-2029	106,493	105,085
TIPS	1.75	1-15-2028	127,958	126,565
TIPS	1.75	1-15-2034	1,520,675	1,465,433
TIPS	1.88	7-15-2034	827,615	803,299
TIPS	2.13	1-15-2035	8,080,146	7,934,992
TIPS	2.38	10-15-2028	6,837,500	6,876,280
TIPS	3.63	4-15-2028	7,251,125	7,388,628
TIPS	3.88	4-15-2029	1,447,200	1,508,095
U.S. Treasury Inflation-Indexed Bonds	2.38	2-15-2056	175,768	153,437
U.S. Treasury Inflation-Indexed Notes	1.88	7-15-2035	8,411,094	8,081,183
U.S. Treasury Inflation-Indexed Notes	1.88	1-15-2036	577,494	550,170
U.S. Treasury Inflation-Indexed Notes	2.13	4-15-2029	4,317,110	4,302,824
Total U.S. Treasury securities (Cost $84,710,223)				81,325,055

		Yield	Shares
Short-term investments: 23.95%
Investment companies: 23.95%
Allspring Government Money Market Fund Select Class♠∞*		3.59	48,992,460	48,992,460
Total short-term investments (Cost $48,992,460)				48,992,460
Total investments in securities (Cost $154,135,682)	75.11%			153,673,372
Other assets and liabilities, net	24.89			50,927,561
Total net assets	100.00%			$204,600,933

♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
*	A portion of the holding represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.

Abbreviations:
REIT	Real estate investment trust
TIPS	Treasury Inflation-Protected Securities
See accompanying consolidated notes to portfolio of investments
2 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Portfolio at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$60,236,376	$73,122,178	$(84,366,094)	$0	$0	$48,992,460	48,992,460	$538,015
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
MXN	155,914,000	USD	8,903,010	Morgan Stanley, Inc.	9-15-2026	$67,501	$0
USD	10,200,198	MXN	178,631,000	Morgan Stanley, Inc.	9-15-2026	0	(77,336)
MXN	178,627,000	USD	10,139,999	Morgan Stanley, Inc.	9-15-2026	137,304	0
USD	985,691	MXN	17,364,000	Morgan Stanley, Inc.	9-15-2026	0	(13,347)
USD	1,123,875	AUD	1,610,000	Morgan Stanley, Inc.	9-16-2026	0	(8,149)
AUD	8,474,000	USD	5,915,352	Morgan Stanley, Inc.	9-16-2026	42,892	0
AUD	1,609,000	USD	1,109,988	Morgan Stanley, Inc.	9-16-2026	21,333	0
AUD	1,691,000	USD	1,166,557	Morgan Stanley, Inc.	9-16-2026	22,420	0
USD	8,845,071	BRL	46,518,000	Morgan Stanley, Inc.	9-16-2026	0	(236,422)
BRL	39,830,000	USD	7,573,395	Morgan Stanley, Inc.	9-16-2026	202,431	0
BRL	4,124,000	USD	781,564	Morgan Stanley, Inc.	9-16-2026	23,545	0
BRL	46,517,000	USD	8,815,715	Morgan Stanley, Inc.	9-16-2026	265,583	0
USD	20,514,457	CAD	28,611,000	Morgan Stanley, Inc.	9-16-2026	66,948	0
USD	266,633	CAD	378,000	Morgan Stanley, Inc.	9-16-2026	0	(3,513)
USD	14,461,138	CHF	11,455,000	Morgan Stanley, Inc.	9-16-2026	225,646	0
USD	372,887	CHF	300,000	Morgan Stanley, Inc.	9-16-2026	67	0
USD	4,531,677	CLP	4,116,349,000	Morgan Stanley, Inc.	9-16-2026	102,892	0
CLP	4,890,097,000	USD	5,383,494	Morgan Stanley, Inc.	9-16-2026	0	(122,232)
CLP	4,116,035,000	USD	4,438,587	Morgan Stanley, Inc.	9-16-2026	0	(10,139)
CLP	545,434,000	USD	588,177	Morgan Stanley, Inc.	9-16-2026	0	(1,344)
CZK	38,081,000	USD	1,814,363	Morgan Stanley, Inc.	9-16-2026	0	(543)
USD	10,709,782	CZK	228,273,000	Morgan Stanley, Inc.	9-16-2026	0	(162,995)
USD	14,648,102	EUR	12,666,000	Morgan Stanley, Inc.	9-16-2026	17,458	0
USD	122,088	EUR	107,000	Morgan Stanley, Inc.	9-16-2026	0	(1,509)
GBP	881,000	USD	1,174,975	Morgan Stanley, Inc.	9-16-2026	12,367	0
USD	15,366,741	GBP	11,610,000	Morgan Stanley, Inc.	9-16-2026	0	(280,287)
USD	423	HUF	131,000	Morgan Stanley, Inc.	9-16-2026	10	0
HUF	34,089,000	USD	110,122	Morgan Stanley, Inc.	9-16-2026	0	(2,585)
HUF	203,217,000	USD	650,402	Morgan Stanley, Inc.	9-16-2026	0	(9,334)
USD	4,850,941	IDR	87,717,143,000	Morgan Stanley, Inc.	9-16-2026	0	(3,278)
USD	9,455,904	IDR	171,132,000,000	Morgan Stanley, Inc.	9-16-2026	0	(14,448)
USD	26,252,703	INR	2,536,930,000	Morgan Stanley, Inc.	9-16-2026	0	(238,633)
USD	341	INR	33,000	Morgan Stanley, Inc.	9-16-2026	0	(3)
INR	26,651,000	USD	278,899	Morgan Stanley, Inc.	9-16-2026	0	(601)
USD	345	JPY	55,000	Morgan Stanley, Inc.	9-16-2026	0	(2)
USD	14,058,003	JPY	2,239,499,000	Morgan Stanley, Inc.	9-16-2026	0	(65,025)
USD	449,864	JPY	72,757,000	Morgan Stanley, Inc.	9-16-2026	0	(8,966)
USD	2,894,792	KRW	4,420,972,000	Morgan Stanley, Inc.	9-16-2026	0	(207,835)
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 3

Consolidated portfolio of investments—July 31, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	367	KRW	561,000	Morgan Stanley, Inc.	9-16-2026	$0	$(26)
KRW	483,548,000	USD	311,566	Morgan Stanley, Inc.	9-16-2026	27,787	0
KRW	20,331,542,000	USD	13,100,279	Morgan Stanley, Inc.	9-16-2026	1,168,345	0
USD	314	NOK	3,000	Morgan Stanley, Inc.	9-16-2026	0	(2)
NOK	31,213,000	USD	3,272,398	Morgan Stanley, Inc.	9-16-2026	18,918	0
NOK	21,235,000	USD	2,136,657	Morgan Stanley, Inc.	9-16-2026	102,510	0
NZD	2,852,000	USD	1,653,267	Morgan Stanley, Inc.	9-16-2026	28,878	0
USD	580	NZD	1,000	Morgan Stanley, Inc.	9-16-2026	0	(10)
USD	10,493,005	NZD	18,467,000	Morgan Stanley, Inc.	9-16-2026	0	(399,066)
USD	271	PLN	1,000	Morgan Stanley, Inc.	9-16-2026	3	0
PLN	30,671,000	USD	8,300,796	Morgan Stanley, Inc.	9-16-2026	0	(90,951)
USD	12,965,139	PLN	48,964,000	Morgan Stanley, Inc.	9-16-2026	0	(141,276)
SEK	21,561,000	USD	2,270,458	Morgan Stanley, Inc.	9-16-2026	0	(1,028)
USD	9,357,786	SEK	90,910,000	Morgan Stanley, Inc.	9-16-2026	0	(211,063)
ZAR	139,473,000	USD	8,396,433	Morgan Stanley, Inc.	9-16-2026	17,322	0
USD	9,923,977	ZAR	164,847,000	Morgan Stanley, Inc.	9-16-2026	0	(20,473)
ZAR	164,843,000	USD	10,004,290	Morgan Stanley, Inc.	9-16-2026	0	(60,081)
USD	1,985,710	ZAR	32,719,000	Morgan Stanley, Inc.	9-16-2026	11,925	0
						$2,584,085	$(2,392,502)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Light Sweet Crude Oil Futures**	12	8-20-2026	$1,055,079	$1,016,040	$0	$(39,039)
CAC 40 Index	50	8-21-2026	4,851,085	4,912,995	61,910	0
NY Harbor ULSD Futures**	73	8-31-2026	9,868,658	12,556,803	2,688,145	0
Reformulated Gasoline Blendstock for Oxygen Blending Futures**	68	8-31-2026	8,014,587	8,894,155	879,568	0
10-Year Euro BUND Index	298	9-8-2026	43,656,465	42,734,902	0	(921,563)
2-Year Euro SCHATZ	730	9-8-2026	88,982,764	88,771,953	0	(210,811)
Gas Oil Futures**	37	9-10-2026	3,333,809	4,552,850	1,219,041	0
Nikkei 225 Index	70	9-10-2026	28,838,364	28,034,317	0	(804,047)
TOPIX Index	15	9-10-2026	3,722,840	3,758,367	35,527	0
Hard Red Winter Wheat Futures**	243	9-14-2026	7,780,697	8,596,125	815,428	0
LME Copper Futures**	18	9-14-2026	6,040,994	6,224,008	183,014	0
LME Lead Futures**	84	9-14-2026	4,138,135	3,905,181	0	(232,954)
LME Nickel Futures**	13	9-14-2026	1,270,685	1,339,369	68,684	0
LME Primary Aluminum Futures**	89	9-14-2026	7,142,767	7,094,212	0	(48,555)
LME Zinc Futures**	67	9-14-2026	5,966,218	6,139,160	172,942	0
U.S. Dollar Index	216	9-14-2026	21,901,319	21,554,424	0	(346,895)
Wheat Futures**	9	9-14-2026	268,008	287,663	19,655	0
3-Year Australian Bond	2,417	9-15-2026	177,533,424	177,205,606	0	(327,818)
S&P/TSX 60 Index	37	9-17-2026	10,844,849	11,003,531	158,682	0
10-Year Canadian Bond	1,334	9-18-2026	114,214,922	113,031,009	0	(1,183,913)
DAX Index	8	9-18-2026	5,789,173	5,929,496	140,323	0
E-Mini Russell 2000 Index	28	9-18-2026	4,168,521	4,113,200	0	(55,321)
Euro STOXX 50 Index	426	9-18-2026	30,790,632	31,306,842	516,210	0
FTSE 100 Index	79	9-18-2026	11,150,479	11,568,216	417,737	0
MSCI Emerging Markets Index	209	9-18-2026	18,768,017	17,162,035	0	(1,605,982)
Long Gilt Futures	163	9-28-2026	19,008,691	19,000,414	0	(8,277)
See accompanying consolidated notes to portfolio of investments
4 | Allspring Macro Strategies Portfolio

Consolidated portfolio of investments—July 31, 2026 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long (continued)
Silver Futures**	3	9-28-2026	$1,071,351	$866,790	$0	$(204,561)
5-Year U.S. Treasury Notes	3	9-30-2026	320,797	317,930	0	(2,867)
Number 11 World Sugar Futures**	263	9-30-2026	4,148,107	4,318,250	170,143	0
Lean Hogs Futures**	158	10-14-2026	5,293,841	5,362,520	68,679	0
Brent Crude Oil Futures**	202	10-30-2026	15,309,671	16,610,460	1,300,789	0
Live Cattle Futures**	22	10-30-2026	2,045,283	1,999,800	0	(45,483)
Soybean Futures**	285	11-13-2026	16,503,200	16,921,875	418,675	0
Number 2 Cotton Futures**	160	12-8-2026	6,264,760	6,543,200	278,440	0
Corn Futures**	114	12-14-2026	2,648,343	2,644,800	0	(3,543)
Soybean Meal Futures**	119	12-14-2026	3,659,560	3,822,280	162,720	0
Cocoa Futures**	27	12-15-2026	1,442,561	1,494,720	52,159	0
Gold 100 Troy Ounces Futures**	8	12-29-2026	3,316,019	3,285,600	0	(30,419)
Brent Crude Oil Futures**	250	10-31-2028	18,269,057	17,830,000	0	(439,057)
Short
Henry Hub Natural Gas Futures**	(36)	8-27-2026	(1,128,406)	(988,920)	139,486	0
10-Year Japanese Bond	(62)	9-14-2026	(49,618,965)	(49,516,609)	102,356	0
LME Copper Futures**	(13)	9-14-2026	(4,323,868)	(4,495,117)	0	(171,249)
LME Lead Futures**	(173)	9-14-2026	(8,178,818)	(8,042,813)	136,005	0
LME Primary Aluminum Futures**	(126)	9-14-2026	(9,709,018)	(10,043,492)	0	(334,474)
LME Zinc Futures**	(8)	9-14-2026	(685,686)	(733,034)	0	(47,348)
10-Year Australian Bond	(209)	9-15-2026	(16,015,191)	(15,900,686)	114,505	0
S&P ASX Share Price Index 200	(117)	9-17-2026	(18,123,556)	(18,406,271)	0	(282,715)
E-Mini NASDAQ 100 Index	(24)	9-18-2026	(13,443,788)	(13,634,040)	0	(190,252)
E-Mini S&P 500 Index	(26)	9-18-2026	(9,799,941)	(9,775,025)	24,916	0
10-Year U.S. Treasury Notes	(347)	9-21-2026	(37,994,317)	(37,476,000)	518,317	0
Ultra U.S. Treasury Bond	(165)	9-21-2026	(18,645,047)	(18,098,438)	546,609	0
Brent Crude Oil Futures**	(89)	9-30-2026	(7,981,960)	(7,527,620)	454,340	0
Soybean Oil Futures**	(3)	12-14-2026	(120,638)	(120,420)	218	0
C Coffee Futures**	(10)	12-18-2026	(1,150,837)	(1,179,938)	0	(29,101)
Brent Crude Oil Futures**	(248)	10-29-2027	(18,640,473)	(18,317,280)	323,193	0
					$12,188,416	$(7,566,244)

**	Represents an investment held in Macro Strategies Special Investments (Cayman) Ltd., the consolidated entity.
See accompanying consolidated notes to portfolio of investments
Allspring Macro Strategies Portfolio | 5

Notes to consolidated portfolio of investments—July 31, 2026 (unaudited)
Notes to consolidated portfolio of investments
Investment in subsidiary
The Portfolio invests in direct or indirect investments in various derivatives, including commodity-linked derivatives, through Macro Strategies Special Investments (Cayman) Ltd. (the “Subsidiary”), a wholly owned subsidiary incorporated on November 21, 2023 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of July 31, 2026, the Subsidiary had $44,106,181 of investments in affiliates and cash at broker segregated for futures contacts representing 100.81% of its net assets. As of July 31, 2026, the Portfolio held $43,752,794 in the Subsidiary, representing 27.20% of the Portfolio’s net assets prior to consolidation. The consolidated net assets of the Portfolio includes the Subsidiary. The Consolidated portfolio of investments includes positions of the Portfolio and the Subsidiary.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Portfolio is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Portfolio and the counterparty.
Futures contracts
Futures contracts are agreements between the Portfolio and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against,
6 | Allspring Macro Strategies Portfolio

Notes to consolidated portfolio of investments—July 31, 2026 (unaudited)
changes in interest rates, security values, commodity prices and foreign exchange rates and is subject to interest rate risk, equity price risk, commodity price risk and foreign currency risk changes in commodity prices and is subject to commodity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Portfolio since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Portfolio fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Portfolio’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Inflation-indexed bonds and TIPS
The Portfolio may invest in inflation-indexed bonds, including Treasury inflation-protected securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Macro Strategies Portfolio | 7

Notes to consolidated portfolio of investments—July 31, 2026 (unaudited)
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of July 31, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Real estate	$23,355,857	$0	$0	$23,355,857
U.S. Treasury securities	81,325,055	0	0	81,325,055
Short-term investments
Investment companies	48,992,460	0	0	48,992,460
	153,673,372	0	0	153,673,372
Forward foreign currency contracts	0	2,584,085	0	2,584,085
Futures contracts	12,188,416	0	0	12,188,416
Total assets	$165,861,788	$2,584,085	$0	$168,445,873
Liabilities
Forward foreign currency contracts	$0	$2,392,502	$0	$2,392,502
Futures contracts	7,566,244	0	0	7,566,244
Total liabilities	$7,566,244	$2,392,502	$0	$9,958,746
Futures contracts and forward foreign currency contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Consolidated portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Consolidated portfolio of investments.
As of July 31, 2026, $51,089,678 was segregated as cash collateral for these open futures contracts.  The Portfolio also had $240,000 segregated as cash collateral for open forward foreign currency contracts.
At July 31, 2026, the Portfolio did not have any transfers into/out of Level 3.
8 | Allspring Macro Strategies Portfolio